CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 6,777,970	$ 6,523,403	$ 5,687,357
Land use right	105,436	97,477	99,267
Intangible assets	122,854	219,944	248,581
Investments in associates	1,135,442	758,241	240,136
Investments in joint ventures	15,687	31,681	14,359
Deferred tax assets	45,426	44,875	45,981
Financial assets at fair value through profit or loss	55,472
Derivative financial instruments	5,266		32,894
Other financial assets		17,598
Restricted cash		13,438	20,080
Other assets	11,176	42,810	42,870
Total non-current assets	8,274,729	7,749,467	6,431,525
Current assets
Inventories	593,009	622,679	464,216
Prepayment and prepaid operating expenses	28,161	34,371	27,649
Trade and other receivables	837,828	616,308	645,822
Financial assets at fair value through profit or loss	41,685
Financial assets at amortized cost	1,996,808
Derivative financial instruments	2,583
Other financial assets		683,812	31,543
Restricted cash	592,290	336,043	337,699
Cash and cash equivalent	1,786,420	1,838,300	2,126,011
Total current assets other than assets classified as held-for-sale	5,878,784	4,131,513	3,632,940
Assets classified as held-for-sale	270,807	37,471	50,813
Total current assets	6,149,591	4,168,984	3,683,753
Total assets	14,424,320	11,918,451	10,115,278
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 5,039,819,199, 4,916,106,889 and 4,252,922,259 shares issued and outstanding at December 31, 2018, 2017 and 2016, respectively	20,159	19,664	17,012
Share premium	4,993,163	4,827,619	4,950,948
Reserves	109,346	134,669	93,563
Retained earnings (accumulated deficit)	331,298	187,008	(910,849)
Equity attributable to owners of the Company	5,453,966	5,168,960	4,150,674
Perpetual subordinated convertible securities	563,848	64,073
Non-controlling interests	2,905,766	1,488,302	1,252,553
Total equity	8,923,580	6,721,335	5,403,227
Non-current liabilities
Borrowings	1,760,763	1,743,939	1,233,594
Convertible bonds	418,592	403,329	395,210
Bonds payable		496,689	494,909
Medium-term notes		228,483	214,502
Deferred tax liabilities	1,639	16,412	15,382
Deferred government funding	393,902	299,749	265,887
Derivative financial instruments	15,540
Other financial liabilities	11,948	1,919	74,170
Other liabilities	39,128	99,817	37,497
Total non-current liabilities	2,641,512	3,290,337	2,731,151
Current liabilities
Trade and other payables	964,860	1,007,424	897,606
Contract liabilities	44,130	43,036	42,947
Borrowings	530,005	440,608	209,174
Convertible bonds			391,401
Bonds payable	498,551
Short-term notes			86,493
Medium-term notes	218,247
Deferred government funding	244,708	193,158	116,021
Accrued liabilities	164,604	180,912	230,450
Derivative financial instruments	15,806
Other financial liabilities		744	6,348
Current tax liabilities	2,607	270	460
Other liabilities	32,263	40,627
Current liabilities other than liabilities directly associated with assets classified as held-for-sale	2,715,781	1,906,779	1,980,900
Liabilities directly associated with assets classified as held-for-sale	143,447
Total current liabilities	2,859,228	1,906,779	1,980,900
Total liabilities	5,500,740	5,197,116	4,712,051
Total equity and liabilities	$ 14,424,320	$ 11,918,451	$ 10,115,278